Cash and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Schedule of Investment Components
The components of our investments as of December 31, 2016 are as follows (in millions):

	Cash & Cash Equivalents	Restricted Cash	Restricted Marketable Securities	Total
Cash	$40.5	$60.9	$—	$101.4
Equity securities	—	—	57.7	57.7
Total	$40.5	$60.9	$57.7	$159.1
The components of our investments as of December 31, 2015 are as follows (in millions):

	Cash & Cash Equivalents	Restricted Cash	Restricted Marketable Securities	Total
Cash	$61.6	$45.9	$—	$107.5
Equity securities	—	—	56.2	56.2
Total	$61.6	$45.9	$56.2	$163.7

Schedule of Restricted Cash
As of December 31, 2016 and 2015, Restricted cash consisted of the following (in millions):

	As of December 31,
	2016	2015
Affiliate cash	$22.9	$20.3
Self-insured captive funds	38.0	25.6
Total restricted cash	$60.9	$45.9

Available-for-sale Securities Cost to Fair Value Reconciliation
A summary of our restricted marketable securities as of December 31, 2015 is as follows (in millions):

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Equity securities	$58.3	$0.3	$(2.4)	$56.2
A summary of our restricted marketable securities as of December 31, 2016 is as follows (in millions):

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Equity securities	$59.6	$0.2	$(2.1)	$57.7

Investment information related to restricted marketable securities
Investing information related to our restricted marketable securities is as follows (in millions):

	For the Year Ended December 31,
	2016	2015	2014
Proceeds from sales of restricted available-for-sale securities	$—	$—	$—
Proceeds from sales of nonrestricted available-for-sale securities	$—	$12.8	$2.7
Gross realized gains	$—	$1.2	$0.5
Gross realized losses	$—	$—	$(0.1)